Related Party Transactions (Detail) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2017 USD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Sep. 30, 2015 Person
Related Party Transaction [Line Items]
General and administrative expenses at CEQP charged to (from) Crestwood Holdings, net(4)	$ 4.7	$ 0.7	$ 7.7	$ 2.8	$ 0.2
Gathering and processing revenues at CEQP and CMLP	0.5	0.7	2.6	3.9	3.0
Affiliated Entity
Related Party Transaction [Line Items]
Gathering and processing revenues at CEQP and CMLP	0.5	0.7	2.6	3.9	3.0
Gathering and processing costs of product/services sold at CEQP and CMLP(1)	4.1	4.3	17.7	28.9	42.2
General and administrative expenses charged by CEQP to CMLP, net(3)	5.5	3.7	13.0	49.5	63.6
Related party receivables	7.8		5.6
Related Party Transaction, Due from (to) Related Party [Abstract]
Accounts payable at CEQP	2.5		2.5
Crestwood Equity Partners LP
Related Party Transaction [Line Items]
Related Party Transaction, (Income) Expenses from Transactions with Related Party	(0.8)	0.1	(2.2)	0.4	0.5
Crestwood Equity Partners LP | Affiliated Entity
Related Party Transaction [Line Items]
Related party receivables			5.6	5.2
Related Party Transaction, Due from (to) Related Party [Abstract]
Accounts payable at CEQP			2.5	4.0
Crestwood Midstream Partners LP
Related Party Transaction [Line Items]
Entity Number of Employees | Person						100
Gathering and processing revenues at CEQP and CMLP	0.5	0.7	2.6	3.9	3.0
Crestwood Midstream Partners LP | Affiliated Entity
Related Party Transaction [Line Items]
General and administrative expenses charged by CEQP to CMLP, net(3)	0.8		3.0	0.8
Related party receivables			5.6	5.2
Related Party Transaction, Due from (to) Related Party [Abstract]
Accounts payable at CEQP			0.0	1.5
Tres Palacios Storage Company LLC
Related Party Transaction [Line Items]
General and administrative expenses at CEQP charged to (from) Crestwood Holdings, net(4)			2.7	2.8	0.2
Crestwood LTIP | Crestwood Midstream Partners LP
Related Party Transaction [Line Items]
Allocated Share-based Compensation Expense	6.3	4.5	16.0	10.0	$ 6.9
Crestwood LTIP | Crestwood Holdings [Member]
Related Party Transaction [Line Items]
Allocated Share-based Compensation Expense	1.0	0.1	3.2	$ 0.1
Stagecoach Gas Services LLC
Related Party Transaction [Line Items]
General and administrative expenses at CEQP charged to (from) Crestwood Holdings, net(4)	2.6		$ 5.0
Tres Palacios Holdings LLC
Related Party Transaction [Line Items]
General and administrative expenses at CEQP charged to (from) Crestwood Holdings, net(4)	0.9	$ 0.7
Crestwood Permian Basin Holdings LLC
Related Party Transaction [Line Items]
General and administrative expenses at CEQP charged to (from) Crestwood Holdings, net(4)	$ 1.2